UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6042

Name of Fund: The Europe Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, The Europe
      Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

The Europe Fund, Inc.
Schedule of Investments
as of September 30, 2004 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                         In US Dollars
                                                                                                -----------------------------
                    Shares                                                                                         Percent of
Industries*          Held                Description                                                 Value         Net Assets
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.1%
=============================================================================================================================
Automobiles & Components

Germany             15,000   Bayerische Motoren Werke (BMW) AG                                  $       616,653           0.6 %
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Automobiles & Components                            616,653           0.6
-----------------------------------------------------------------------------------------------------------------------------
Banks

France              30,000   BNP Paribas SA                                                           1,937,520           1.8
                     9,000   Societe General 'A'                                                        796,432           0.7
                                                                                                -----------------------------
                                                                                                      2,733,952           2.5
-----------------------------------------------------------------------------------------------------------------------------
Italy              650,000   Banca Intesa SpA                                                         2,467,916           2.3
                   850,000   Capitalia SpA                                                            3,123,816           2.8
                   140,000   UniCredito Italiano SpA                                                    705,953           0.6
                                                                                                -----------------------------
                                                                                                      6,297,685           5.7
-----------------------------------------------------------------------------------------------------------------------------
Spain               95,000   Banco Bilbao Vizcaya Argentaria SA                                       1,307,329           1.2
-----------------------------------------------------------------------------------------------------------------------------
United Kingdom     175,000   Barclays PLC                                                             1,678,356           1.5
                   260,000   HSBC Holdings PLC                                                        4,126,133           3.8
                    70,000   Royal Bank of Scotland Group PLC                                         2,021,628           1.8
                                                                                                -----------------------------
                                                                                                      7,826,117           7.1
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Banks                                            18,165,083          16.5
-----------------------------------------------------------------------------------------------------------------------------
Capital Goods

France           1,500,000   Alstom                                                                     894,240           0.8
-----------------------------------------------------------------------------------------------------------------------------
Germany             16,500   Siemens AG                                                               1,213,391           1.1
-----------------------------------------------------------------------------------------------------------------------------
Sweden              19,000   Sandvik AB                                                                 656,369           0.6
-----------------------------------------------------------------------------------------------------------------------------
Switzerland        125,000 + ABB Ltd.                                                                   762,793           0.7
-----------------------------------------------------------------------------------------------------------------------------
United Kingdom     120,000   Smiths Group PLC                                                         1,611,222           1.5
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Capital Goods                                     5,138,015           4.7
-----------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies

Netherlands         77,500   Vedior NV 'A'                                                            1,198,375           1.1
-----------------------------------------------------------------------------------------------------------------------------
Sweden              40,000   Securitas AB 'B'                                                           532,952           0.5
-----------------------------------------------------------------------------------------------------------------------------
United Kingdom     200,000   iSOFT Group PLC                                                          1,411,448           1.3
                   170,000   Serco Group PLC (Ordinary)                                                 661,390           0.6
                                                                                                -----------------------------
                                                                                                      2,072,838           1.9
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Commercial Services & Supplies                    3,804,165           3.5
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                         In US Dollars
                                                                                                -----------------------------
                    Shares                                                                                         Percent of
Industries*          Held                Description                                                 Value         Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Consumer Durables & Apparel

France             120,000   Lectra Systems                                                     $       953,856           0.9 %
                    34,000   LVMH (Moet Hennessy Louis Vuitton SA)                                    2,269,755           2.1
                                                                                                -----------------------------
                                                                                                      3,223,611           3.0
-----------------------------------------------------------------------------------------------------------------------------
Germany              5,000   Adidas-Salomon AG                                                          697,694           0.6
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Consumer Durables & Apparel                       3,921,305           3.6
-----------------------------------------------------------------------------------------------------------------------------
Diversified Financials

Belgium             20,000   Fortis                                                                     475,438           0.4
-----------------------------------------------------------------------------------------------------------------------------
Germany              9,000   Deutsche Bank AG (Registered Shares)                                       646,871           0.6
                    20,000   MLP AG                                                                     321,430           0.3
                                                                                                -----------------------------
                                                                                                        968,301           0.9
-----------------------------------------------------------------------------------------------------------------------------
Netherlands         76,656   ING Groep NV                                                             1,934,601           1.8
-----------------------------------------------------------------------------------------------------------------------------
Switzerland         20,000   Credit Suisse Group (Registered Shares)                                    638,264           0.6
                    25,000   UBS AG (Registered Shares)                                               1,759,830           1.6
                                                                                                -----------------------------
                                                                                                      2,398,094           2.2
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Diversified Financials                            5,776,434           5.3
-----------------------------------------------------------------------------------------------------------------------------
Energy

France              18,000   Total Fina Elf SA 'B'                                                    3,666,384           3.3
-----------------------------------------------------------------------------------------------------------------------------
Italy               55,000   Eni SpA                                                                  1,232,791           1.1
-----------------------------------------------------------------------------------------------------------------------------
United Kingdom     500,000   BP Amoco PLC                                                             4,772,684           4.4
                   125,000   Expro International Group PLC                                              763,403           0.7
                   510,830   Shell Transport & Trading Company PLC                                    3,748,327           3.4
                                                                                                -----------------------------
                                                                                                      9,284,414           8.5
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Energy                                           14,183,589          12.9
-----------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing

France              11,750   Carrefour SA                                                               552,656           0.5
-----------------------------------------------------------------------------------------------------------------------------
Netherlands         75,000 + Koninklijke Ahold NV                                                       478,791           0.4
-----------------------------------------------------------------------------------------------------------------------------
United Kingdom     100,000   Boots Group PLC                                                          1,161,730           1.1
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Food & Staples Retailing                          2,193,177           2.0
-----------------------------------------------------------------------------------------------------------------------------
Food, Beverage & Tobacco
-----------------------------------------------------------------------------------------------------------------------------
Spain               18,000   Altadis SA                                                                 612,554           0.5
-----------------------------------------------------------------------------------------------------------------------------
Switzerland         10,000   Nestle SA (Registered Shares)                                            2,290,382           2.1
-----------------------------------------------------------------------------------------------------------------------------
United Kingdom      77,500   Unilever PLC                                                               630,729           0.6
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Food, Beverage & Tobacco                          3,533,665           3.2
-----------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Services

France              10,000   Essilor International SA                                                   642,735           0.6
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Health Care Equipment & Services                    642,735           0.6
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                         In US Dollars
                                                                                                -----------------------------
                    Shares                                                                                         Percent of
Industries*          Held                Description                                                 Value         Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure

France              42,000   Accor SA                                                           $     1,636,906           1.5 %
-----------------------------------------------------------------------------------------------------------------------------
Switzerland          5,489   Kuoni Reisen Holding AG (Registered Shares)                              2,030,847           1.9
-----------------------------------------------------------------------------------------------------------------------------
United Kingdom      12,000   Carnival PLC                                                               589,985           0.5
                   200,000   Compass Group PLC                                                          798,011           0.7
                                                                                                -----------------------------
                                                                                                      1,387,996           1.2
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Hotels, Restaurants & Leisure                     5,055,749           4.6
-----------------------------------------------------------------------------------------------------------------------------
Insurance

France              64,000   AXA                                                                      1,294,860           1.2
-----------------------------------------------------------------------------------------------------------------------------
Germany              8,500   Allianz AG (Registered Shares)                                             856,067           0.7
                     3,200   Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)          308,254           0.3
                                                                                                -----------------------------
                                                                                                      1,164,321           1.0
-----------------------------------------------------------------------------------------------------------------------------
Sweden             250,000   Skandia Forsakrings AB                                                     988,984           0.9
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Insurance                                         3,448,165           3.1
-----------------------------------------------------------------------------------------------------------------------------
Materials
-----------------------------------------------------------------------------------------------------------------------------
Switzerland          6,953   Syngenta AG                                                                662,615           0.6
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Materials                                           662,615           0.6
-----------------------------------------------------------------------------------------------------------------------------
Media

France              27,500   M6 Metropole Television Group                                              735,699           0.7
                    36,000   Publicis Groupe                                                          1,030,612           0.9
                    65,000 + Vivendi Universal SA                                                     1,665,460           1.5
                                                                                                -----------------------------
                                                                                                      3,431,771           3.1
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Media                                             3,431,771           3.1
-----------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals & Biotechnology

France              12,202   Sanofi - Aventis                                                           885,045           0.8
-----------------------------------------------------------------------------------------------------------------------------
Germany             10,000   Schering AG                                                                631,557           0.6
-----------------------------------------------------------------------------------------------------------------------------
Switzerland         50,000   Novartis AG (Registered Shares)                                          2,330,424           2.1
                    23,500   Roche Holding AG (Genuss)                                                2,427,725           2.2
                                                                                                -----------------------------
                                                                                                      4,758,149           4.3
-----------------------------------------------------------------------------------------------------------------------------
United Kingdom      45,000   AstraZeneca Group PLC                                                    1,844,382           1.7
                   130,000   GlaxoSmithKline PLC                                                      2,801,724           2.6
                                                                                                -----------------------------
                                                                                                      4,646,106           4.3
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Pharmaceuticals & Biotechnology                  10,920,857          10.0
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                         In US Dollars
                                                                                                -----------------------------
                    Shares                                                                                         Percent of
Industries*          Held                Description                                                 Value         Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Retailing

United Kingdom      15,000   Next PLC                                                           $       443,249           0.4 %
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Retailing                                           443,249           0.4
-----------------------------------------------------------------------------------------------------------------------------
Software & Services

France             500,000 + Altran Technologies SA                                                   3,527,280           3.2
                     7,500 + Atos Origin SA                                                             414,052           0.4
                    10,000 + Cap Gemini SA                                                              235,111           0.2
                    11,500   Dassault Systemes SA                                                       537,326           0.5
                                                                                                -----------------------------
                                                                                                      4,713,769           4.3
-----------------------------------------------------------------------------------------------------------------------------
Germany             11,000   SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)         1,709,116           1.5
-----------------------------------------------------------------------------------------------------------------------------
United Kingdom   3,500,000 + Innovation Group PLC                                                     1,725,857           1.6
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Software & Services                               8,148,742           7.4
-----------------------------------------------------------------------------------------------------------------------------

Technology Hardware & Equipment
-----------------------------------------------------------------------------------------------------------------------------
Finland             70,000   Nokia Oyj                                                                  963,295           0.9
-----------------------------------------------------------------------------------------------------------------------------
France              37,500 + Alcatel SA                                                                 439,668           0.4
-----------------------------------------------------------------------------------------------------------------------------
Sweden           1,500,000 + Telefonaktiebolaget LM Ericsson AB 'B'                                   4,656,465           4.2
-----------------------------------------------------------------------------------------------------------------------------
United Kingdom     180,000 + NXT PLC                                                                    192,174           0.2
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Technology Hardware & Equipment                   6,251,602           5.7
-----------------------------------------------------------------------------------------------------------------------------
Telecommunication Services

France              47,500   France Telecom SA                                                        1,183,440           1.1
-----------------------------------------------------------------------------------------------------------------------------
Germany             70,000 + Deutsche Telekom AG                                                      1,298,884           1.2
-----------------------------------------------------------------------------------------------------------------------------
Italy              169,625   Telecom Italia SpA                                                         523,736           0.5
-----------------------------------------------------------------------------------------------------------------------------
Spain               78,813   Telefonica SA                                                            1,179,523           1.0
-----------------------------------------------------------------------------------------------------------------------------
United Kingdom     300,000   Cable & Wireless PLC                                                       530,650           0.5
                 1,650,000   Vodafone Group PLC                                                       3,948,661           3.6
                                                                                                -----------------------------
                                                                                                      4,479,311           4.1
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Telecommunication Services                        8,664,894           7.9
-----------------------------------------------------------------------------------------------------------------------------
Utilities
-----------------------------------------------------------------------------------------------------------------------------
Germany             35,000   E.On AG                                                                  2,582,118           2.4
-----------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks in Utilities                                         2,582,118           2.4
-----------------------------------------------------------------------------------------------------------------------------

                             Total Investments in Common Stocks (Cost-$94,413,518)                  107,584,583          98.1
-----------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------
Technology Hardware & Equipment
-----------------------------------------------------------------------------------------------------------------------------
Switzerland        500,000 + UBS AG - CW05 (ABB Ltd.)  (a)                                              252,262           0.2
-----------------------------------------------------------------------------------------------------------------------------
                             Total Warrants in Diversified Financials                                   252,262           0.2
-----------------------------------------------------------------------------------------------------------------------------
                             Total Investments in Warrants (Cost-$141,433)                              252,262           0.2
-----------------------------------------------------------------------------------------------------------------------------
                             Total Investments (Cost-$94,554,951) (b)                               107,836,845          98.3

                             Other Assets Less Liabilities                                            1,892,747           1.7
                                                                                                -----------------------------
                             Net Assets                                                         $   109,729,592         100.0 %
                                                                                                =============================

+     Non-income producing security.
* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a)   Each warrant entitiles the holder to purchase 1 share of ABB Ltd. at CHF
      5.55 per share. The warrants are held exercisable until November 18, 2005.
(b) The cost and unrealized appreciation/depreciation of investments as of September 30, 2004 as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 95,547,051
                                                                   ============
      Gross unrealized appreciation                                $ 18,690,484
      Gross unrealized depreciation                                  (6,640,690)
                                                                   ------------
      Net unrealized appreciation                                  $ 12,049,794
                                                                   ============

Foreign Currency Abbreviation
CHF: Swiss Francs

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Europe Fund, Inc.


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President
    The Europe Fund, Inc.

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn
    President
    The Europe Fund, Inc.

Date: November 19, 2004


By: /s/ Donald C. Burke
    ----------------------
    Donald C. Burke
    Chief Financial Officer
    The Europe Fund, Inc.

Date: November 19, 2004